Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Cash flows from operating activities
Net income (loss)	$ (2,353,002)	$ (1,829,848)	$ (1,031,138)	$ 2,390,166
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Provision for doubtful accounts	2,851	2,217	30,078	30,916
Depreciation of property and equipment	3,254	2,531	4,314	4,619
Amortization of right-of-use assets	371,499	288,902	225,287	192,021
Gain on early termination of lease			(11,081)
Share-based compensation	1,185,727	922,099
Deferred tax expenses (benefit)	(140,370)	(109,162)	(186,547)	478,009
Changes in operating assets and liabilities
Accounts receivable	42,626	33,149	239,017	(208,457)
Contract assets	575,041	447,190	(138,678)	(4,061,592)
Accounts receivable – a related party	19,901	15,476	125,941	(185,694)
Other assets	(324,974)	(252,721)	161,948	18,670
Accounts payable	(836,501)	(650,518)	315,228	325,961
Other payables and accruals	(275,691)	(214,395)	(95,002)	(72,121)
Contract liabilities	18,153	14,117		(136,464)
Income tax payable				(15,772)
Lease liabilities	(328,506)	(255,468)	(170,637)	(129,648)
Net cash used in operating activities	(2,039,992)	(1,586,431)	(531,270)	(1,369,386)
Cash flows from investing activities
Purchases of property and equipment				(4,879)
Repayment of amount from a related party				1,000,000
Proceeds from repayment of loans from third party	1,300,000	1,010,965
Loans to a third party			(2,621,944)
Net cash provided by (used in) investing activities	1,300,000	1,010,965	(2,621,944)	995,121
Cash flows from financing activities
Proceeds from loans and borrowings				1,050,000
Proceeds from related parties	75,000	58,325	450,368	584,328
Payment for deferred offering costs				(200,526)
Repayment of amount to related parties	(283,192)	(220,229)		(212,051)
Repayment of loans and borrowings	(259,049)	(201,453)	(430,465)	(439,850)
Payments for finance lease liabilities	(50,172)	(39,017)	(60,604)	(58,215)
Issuance of Class A ordinary shares in connection with IPO			5,618,568
Proceeds from private placement	1,925,222	1,497,178
Net cash provided by financing activities	1,407,809	1,094,804	5,577,867	723,686
Effect of foreign exchange on cash	(233,445)	(181,542)	250,665
Net changes in cash	434,372	337,796	2,675,318	349,421
Cash at beginning of the year	3,373,424	2,623,395	698,106	348,685
Cash at end of the year	3,807,796	2,961,191	3,373,424	698,106
Supplemental non-cash in financing activities:
Deferred IPO costs charged to share capital			1,543,632
Offset amount due to a related party				1,296,018
Right-of-use assets, obtained in exchange for lease obligations			345,788
Accrued interest on borrowings from a related party	35,087	27,286
Supplement disclosures of cash flow information:
Income taxes paid	20,241	15,741	20,597	15,773
Interest paid	$ 56,800	$ 44,172	$ 80,176	$ 73,962